Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan Disclosure [Line Items]
Minimum age	18 years
Eligibility minimum hours per week	20 hours
Automatic enrollment percentage	6.00%
Employer matching contribution, percent of employees' gross pay	6.00%
Defined contribution plan cost	$ 29	$ 32	$ 30
Minimum
Defined Contribution Plan Disclosure [Line Items]
Employer discretionary contribution percentage	4.00%
Maximum
Defined Contribution Plan Disclosure [Line Items]
Employer discretionary contribution percentage	7.00%